SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
17.	SEGMENT INFORMATION

The Group's chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focuses on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Intersegment sales arise from transfer of goods between segments. These sales are generally at price consistent with what the Group would charge third parties for similar goods. A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2012	2013	2014
	$	$	$

Net sales:
Metal stamping and Mechanical OEM:
Unaffiliated customers	14,689	14,646	13,820
Intersegment sales	8,585	-	-

	23,274	14,646	13,820

Electric OEM:
Unaffiliated customers	10,681	7,287	9,116
Intersegment sales	11,914	-	-

	22,595	7,287	9,116

Intersegment eliminations	(20,499)	-	-

Total net sales	25,370	21,933	22,936

Operating income:
Metal stamping and Mechanical OEM	428	319	527
Electric OEM	71	142	352
Corporate	(269)	(106)	(86)

Total operating income	230	355	793

Interest expense:
Metal stamping and Mechanical OEM	14	6	1
Electric OEM	10	3	-

Total interest expense	24	9	1

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	393	353	306
Electric OEM	277	233	251

Total depreciation and amortization	670	586	557

Capital expenditure:
Metal stamping and Mechanical OEM	323	210	44
Electric OEM	32	109	29

Total capital expenditure	355	319	73

	As of March 31,
	2013	2014
	$	$

Total assets:
Metal stamping and Mechanical OEM	10,022	10,452
Electric OEM	5,228	4,859
Corporate	102	465

Total assets	15,352	15,776

	As of March 31,
	2013	2014
	$	$

Long-lived assets:
Metal stamping and Mechanical OEM	1,142	796
Electric OEM	627	417

Total long-lived assets	1,769	1,213

All of the Group's sales are co-ordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2012	2013	2014
	$	$	$
Net sales:
Hong Kong and China	5,933	6,148	5,086
Other Asian countries	995	1,415	1,489
Europe	14,030	13,503	15,564
North America	4,412	867	797

	25,370	21,933	22,936
All of the Group's long-lived assets are located in Hong Kong and China.